EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS
7.	EMPLOYEE BENEFITS

Employee benefit expenses

USD million	2023	2022	2021
Wages and salaries	636.5	541.3	514.3
Share-based payments (ESOP)	46.0	—	—
Social expenditure
Pensions - defined contribution plans	35.4	27.2	25.9
Pensions - defined benefit plans	2.7	3.1	4.7
Social security expenses	119.7	102.4	98.8
Total	840.3	674.0	643.7

In countries where social expenditure paid to the government cannot be divided between pensions and other social security, the expenses are presented under the heading social security expenses.

The Group has share-based incentive plans (ESOP) in place. They are presented in note 10.

Salaries and other compensation of the management are presented in note 26.